TRADE ACCOUNTS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
TRADE ACCOUNTS PAYABLE

NOTE 6 - TRADE ACCOUNTS PAYABLE

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Accounts payable	$79,239	$27,244	$24,533
Outstanding checks	1,652	12,728	128

	$80,891	$39,972	$24,661
NOTE 6 - TRADE ACCOUNTS PAYABLE

	As of December 31,
	2015	2014
Accounts payable	$24,533	$19,694
Outstanding checks	128	121

	$24,661	$19,815